Note 25 - Contingencies, Commitments and Restrictions On the Distribution of Profits (Details Textual) R$ / shares in Units, t in Thousands, € in Millions, R$ in Millions, $ in Millions			12 Months Ended	48 Months Ended
	Oct. 09, 2018 USD ($)	Sep. 01, 2013 R$ / shares shares	Dec. 31, 2019 USD ($) t	Dec. 31, 2019 USD ($) t	Dec. 31, 2019 EUR (€) t	Dec. 31, 2019 BRL (R$) t	Oct. 10, 2018 USD ($)	Oct. 10, 2018 BRL (R$)
Statement Line Items [Line Items]
Performance Guarantees Issued			$ 2,500.0	$ 2,500.0
Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			22.00%
Term of supply contract (Year)				25 years
Proportion of corporate guarantee covering obligations			22.00%	22.00%	22.00%	22.00%
Confab [member] | Chubb [member]
Statement Line Items [Line Items]
Payments for settlement	$ 3.5
Settlement, amount ordered to pay							$ 21.6	R$ 89.8
Confab [member] | Veracel Celulose S.A. [member]
Statement Line Items [Line Items]
Settlement, amount ordered to pay, insurance deductible			$ 15.6	$ 15.6		R$ 62.9
Settlement, amount ordered to pay, damages			13.4	13.4		54.0
Tribunal de Contas da Uniao [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			$ 7.4	7.4		R$ 29.8
Transportadora de Gas del Norte S.A. [member]
Statement Line Items [Line Items]
Term of supply contract (Year)			9 years
Purchase commitments			$ 27.4	27.4
Praxair S.A. [member]
Statement Line Items [Line Items]
Term of supply contract (Year)			14 years
Purchase commitments			$ 53.7	53.7
Graftech [member]
Statement Line Items [Line Items]
Purchase commitments			26.8	26.8
Vale International S.A. [member]
Statement Line Items [Line Items]
Purchase commitments			$ 33.6	$ 33.6
Percent of annual iron ore needs supplied			70.00%	70.00%	70.00%	70.00%
Maximum number of tons of pellets supplied annually (Metric Ton) | t			770	770	770	770
Canadian National Railway [member]
Statement Line Items [Line Items]
Purchase commitments			$ 18.9	$ 18.9
Air Liquide Mexico S. de R.L. de C.V. [member]
Statement Line Items [Line Items]
Purchase commitments			21.2	21.2
Nucor Steel Memphis Inc. [member]
Statement Line Items [Line Items]
Purchase commitments			107.1	107.1
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Tax contingent liability [member] | BRAZIL
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			$ 14.1	$ 14.1		R$ 56.8
Fine imposed, percentage of allegedly undue credits			75.00%	75.00%	75.00%	75.00%
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member]
Statement Line Items [Line Items]
Tag-along tender offer to non-controlling interests, percentage		80.00%
Tag-along tender offer to non-controlling interests (in BRL per share) | R$ / shares		R$ 28.80
Tag-along tender offer to non-controlling interests, shares (in shares) | shares		182,609,851
CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Companhia Siderúrgica Nacional [member] | Legal proceedings contingent liability [member]
Statement Line Items [Line Items]
Tag-along tender offer to non-controlling interests, contingent liability		17.90%
Ternium S.A. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			11.46%
Ternium S.A. [member] | Techgen s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			48.00%
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014 [member] | ITALY
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			$ 28.0	$ 28.0	€ 25.0
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014, principal [member] | ITALY
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			23.2	23.2	20.7
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2014, interest and penalties [member] | ITALY
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			4.8	4.8	4.3
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015 [member] | ITALY
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			11.6	11.6	10.3
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015, principal [member] | ITALY
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			9.1	9.1	8.1
DALMINE S.p.A. [member] | Tax contingent liability related to fiscal year 2015, interest and penalties [member] | ITALY
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities			$ 2.5	$ 2.5	€ 2.2